Impairment charges - Summary of impairment charges (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		$ 0	$ (1,134)
Impairment charges of consolidated balances	[1]	0	(1,015)
Impairment charges related to EAUs (pre-tax)		0	(148)
Total impairment charge		0	(1,163)
Taxation (including related to EAUs)		0	130
Total impairment in the income statement		0	(1,033)
Intangible assets
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		0	(4)
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		0	(1,011)
Investment in equity accounted units ('EAUs')
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		0	(119)
Aluminium, Alumina and Bauxite | Pacific Aluminum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		0	(489)
Aluminium, Alumina and Bauxite | ISAL
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		0	(204)
Minerals | Diavik
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charge		$ 0	$ (441)

[1]	Refer to Impairment charges note on pages F-13 and F-14.